Fees Summary	Sep. 25, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 688,874,985.15
Previously Paid Amount	0.00
Total Fee Amount	95,133.64
Total Offset Amount	0.00
Net Fee	$ 95,133.64
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A